Offerings	Jan. 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, without par value
Amount Registered | shares	49,633,207
Proposed Maximum Offering Price per Unit	353.27
Maximum Aggregate Offering Price	$ 17,533,923,036.89
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,421,434.77
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), based on $353.27, the average of the high and low prices of common stock, without par value ("Common Stock"), of Constellation Energy Corporation, a Pennsylvania corporation (the "Registrant"), as quoted on The Nasdaq Stock Market LLC on January 6, 2026 (a date within five business days prior to the filing of this registration statement). Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the Registrant's Common Stock as may be issuable with respect to the shares being registered hereunder by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, without par value
Fee Rate	0.01381%
Offering Note	Omitted pursuant to General Instruction II.G. of Form S-3. An indeterminate amount of shares of Common Stock is being registered for the account of persons other than the Registrant as may from time to time be set forth in a prospectus supplement, in a post-effective amendment or in filings made by the Registrant with the U.S. Securities and Exchange Commission under the Securities Exchange Act of 1934, as amended, that are incorporated by reference into this registration statement. The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act to defer payment of registration fees. The Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities based on the fee payment rate in effect on the date of such fee payment.